Registration No. 33-42163 and 811-6378

      As filed with the Securities and Exchange Commission on December 18, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No. 14                          X
                                              ----
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

                  Amendment No. 16                                         X
                               ----

                       TEMPLETON DEVELOPING MARKETS TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             500 E BROWARD BOULEVARD, FORT LAUDERDALE, FLORIDA 33394
             -------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (954) 527-7500
              -----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)


           Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
           ------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

        [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

        [X]    on January 1, 2002 pursuant to paragraph (b) of Rule 485
                  ---------------

        [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485

        [ ]    on (date) pursuant to paragraph (a)(1) of Rule 485

        [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485

        [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


PAGE


                                     PART A

The Registrant's Class A, B & C Prospectus dated May 1, 2001, as filed with the Securities and Exchange Commission under Form Type 485BPOS on April 27, 2001 (File Nos. 33-42163 and 811-6378) is hereby incorporate by reference.


PAGE



711 P-1

                       SUPPLEMENT DATED JANUARY 1, 2002
                             TO THE PROSPECTUS OF
                      TEMPLETON DEVELOPING MARKETS TRUST
                               DATED MAY 1, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. Footnote 1 in the PERFORMANCE Section on page 9 is replaced with the following:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was -17.25% for Class A.

III The section "Fees and Expenses" on page 10 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A  CLASS B  CLASS C  CLASS R/1
-------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering    5.75%    4.00%    1.99%    1.00%
price

  Load imposed on purchases    5.75%    None     1.00%    None

  Maximum deferred sales       None/2   4.00%/3  0.99%/4  1.00%
charge (load)
  Redemption Fee/5             2.00%    2.00%    2.00%    2.00%

Please see "Choosing a Share Class" on page 16 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                               CLASS A  CLASS B  CLASS C  CLASS R/1
-------------------------------------------------------------------
Management fees                1.25%    1.25%    1.25%    1.25%
Distribution and service
(12b-1) fees                   0.32%    1.00%    0.99%    0.50%
Other expenses                 0.52%    0.52%    0.52%    0.52%
                               ------------------------------------
Total annual Fund operating
expenses                       2.09%    2.77%    2.76%    2.27%
                               ====================================

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended December 31, 2000. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan. 2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 16)and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. This fee is only for Market Timers (see page 5 of this Supplement).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;
o  Your investment has a 5% return
   each year; and
o  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR  3 YEARS  5 YEARS 10 YEARS
----------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                      $775/1  $1,192   $1,634  $2,857
CLASS B                      $680    $1,159   $1,664  $2,937/2
CLASS C                      $475    $948     $1,545  $3,159
CLASS R                      $330    $709     $1,215  $2,605
If you do not sell your
shares:
CLASS B                      $280    $859     $1,464  $2,937/2
CLASS C                      $376    $948     $1,545  $3,159
CLASS R                      $230    $709     $1,215  $2,605

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

IV. The following information is added to the section Financial Highlights on pages 14-15:
                                                 SIX MONTHS ENDED
                                                  JUNE 30, 2001
CLASS A                                            (UNAUDITED)
----------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      10.59
                                                 ---------------------
 Net investment income/1                                    .11
 Net realized and unrealized loss                         --
                                                 ---------------------
Total from investment operations                            .11
                                                 ---------------------
 Distributions from net investment
  income                                                   (.03)
 Distributions from net realized gains                    --
                                                 ---------------------
Total distributions                                        (.03)
                                                 ---------------------
Net asset value, end of period                            10.67
                                                 =====================
Total return (%)/2                                         1.02

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 1,449,103
Ratios to average net assets: (%)
 Expenses                                                  2.17/3
 Net investment income                                     1.98/3
Portfolio turnover rate (%)                               20.16

                                                   SIX MONTHS ENDED
                                                    JUNE 30, 2001
CLASS B                                              (UNAUDITED)
----------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      10.44
                                                 ---------------------
 Net investment income/1                                    .07
 Net realized and unrealized gains                        --
                                                 ---------------------
Total from investment operations                            .07
                                                 ---------------------
 Distributions from net investment
  loss                                                    --
                                                 ---------------------
Net asset value, end of period                            10.51
                                                 =====================
Total return (%)/2                                          .67

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   12,223
Ratios to average net assets: (%)
 Expenses                                                  2.83/3
 Net investment income                                     1.37/3
Portfolio turnover rate (%)                               20.16

                                                    SIX MONTHS ENDED
                                                      JUNE 30, 2001
CLASS C                                              (UNAUDITED)
----------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      10.39
                                                 ---------------------
 Net investment income/1                                    .07
 Net realized and unrealized gains                          .01
                                                 ---------------------
Total from investment operations                            .08
                                                 ---------------------
 Distributions from net investment
  income                                                  --
 Distributions from net realized gains                    --
                                                 ---------------------
Total Distributions                                       --
                                                 ---------------------
Net asset value, end of period                            10.47
                                                 =====================
Total return (%)/2                                          .77

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                     169,243
Ratios to average net assets: (%)
 Expenses                                                  2.83/3
 Net investment income                                     1.30/3
Portfolio turnover rate (%)                               20.16

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.

V. The first paragraph under the section "Choosing a Share Class" on page 16 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A               CLASS B           CLASS C          CLASS R
-------------------------------------------------------------------------------
o  Initial sales      o  No initial     o  Initial       o  No initial
   charge of 5.75%       sales charge      sales charge     sales charge
   or less                                 of 1%

o  Deferred sales     o  Deferred       o  Deferred      o  Except for
   charge of 1% on       sales charge      sales charge     ValuSelect plans
   purchases of $1       of 4% on          of 1% on         and plans for
   million or more       shares you        shares you       which Franklin
   sold within 12        sell within       sell within      Templeton
   months.               the first         18 months        Investments
   Effective for         year,                              provides
   purchases on or       declining to                       recordkeeping,
   after February 1,     1% within six                      deferred sales
   2002, the             years and                          charge of 1% on
   holding period is     eliminated                         shares you sell
   extended to 18        after that                         within 18 months
   months.                                                  (charged at plan
                                                            level based on
                                                            initial
                                                            investment for
                                                            Qualified plans).

o  Lower annual       o  Higher         o  Higher        o  Higher annual
   expenses than         annual            annual           expenses than
   Class B, C or R       expenses than     expenses         Class A due to
   due to lower          Class A (same     than Class A     higher
   distribution fees     as Class C)       (same as         distribution fees
                         due to higher     Class B) due     (lower than Class
                         distribution      to higher        B and Class C).
                         fees.             distribution     No conversion to
                         Automatic         fees. No         Class A shares,
                         conversion to     conversion       so annual
                         Class A           to Class A       expenses do not
                         shares after      shares, so       decrease.
                         eight years,      annual
                         reducing          expenses do
                         future annual     not decrease.
                         expenses.

VI. Under the section "Investments of $1 Million or More" on page 16, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

VII. The section "Retirement Plans" on page 17 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

VIII. The following is added under the section "Choosing a Share Class" beginning on page 16:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 18 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

IX. The paragraph heading on page 18 "Contingent Deferred Sales Charge (CDSC) - Class A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

X. The second paragraph under "Reinstatement Privilege" on page 19 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

XI. The table under "Buying Shares - Minimum investments" on page 20 is replaced with the following:

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

MINIMUM INVESTMENTS
------------------------------------------------------------------
                                          INITIAL      ADDITIONAL
------------------------------------------------------------------
Regular accounts                          $1,000       $50
------------------------------------------------------------------
Automatic investment plans                $50 ($25     $50 ($25
                                          for an       for an
                                          Education    Education
                                          IRA)         IRA)
------------------------------------------------------------------
UGMA/UTMA accounts                        $100         $50
------------------------------------------------------------------
Retirement accounts including             no minimum   no minimum
Qualified plans (other than IRAs, IRA
rollovers, Education IRAs or Roth IRAs)
------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                                 $250         $50
------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                  $250         $50
------------------------------------------------------------------
Full-time employees, officers,            $100         $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
------------------------------------------------------------------

XII. The footnote under the section "Distribution Options" on page 23 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XIII. The following paragraph is added under the section "Exchange Privilege" beginning on page 25:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XIV.  The section "Market Timers" on page 31 is replaced with the following:

MARKET TIMERS The Fund does not allow investments by Market Timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier exchange or purchase request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, LLC, and to place all purchase, exchange and redemption trade requests through the desk. Identified Market Timers who redeem or exchange their shares of the Fund within 90 days of purchase will be assessed a fee of 2% of redemption proceeds. This redemption fee does not apply to 401(k) participant accounts, accounts not held individually through Franklin Templeton Investors Services, LLC, and funds under the automatic dividend reinvestment program and the systematic withdrawal program.

XV. The section "Dealer Compensation" on page 32 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                           CLASS A    CLASS B     CLASS C   CLASS R
---------------------------------------------------------------
COMMISSION (%)             ---        4.00        2.00/3    1.00/5
Investment under           5.00       ---         ---
$100,000
$100,000 but under         3.75       ---         ---
$250,000
$250,000 but under         2.80       ---         ---
$500,000
$500,000 but under         1.60       ---         ---
$1 million
$1 million or more     up to 1.00/1   ---         ---
12B-1 FEE TO DEALER        0.35/1     0.25/2      1.00/4    0.35/5

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. 2. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission includes advance of the first year's 0.25% 12b-1 service fee. 4. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1.00% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase. 5. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.


               Please keep this supplement for future reference.



PAGE

                                     PART B

The Registrant's Class A, B & C Statement of Additional Information dated May 1, 2001, as filed with the Securities and Exchange Commission under Form Type 485BPOS on April 27, 2001 (File Nos. 33-42163 and 811-6378) is hereby incorporate by reference.

PAGE



711 SA-1

                        SUPPLEMENT DATED JANUARY 1, 2002
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                    TEMPLETON DEVELOPING MARKETS TRUST FUND
                                DATED MAY 1, 2001



The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the Funds' Semiannual Report to Shareholders, for the six-month period ended March 31, 2001, are also incorporated by reference.


III. The third paragraph under the section "Organization, Voting Rights and Principal Holders" on page 19 is replaced with the following:

  The Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  o Templeton Developing Markets Trust - Class A
  o Templeton Developing Markets Trust - Class B
  o Templeton Developing Markets Trust - Class C
  o Templeton Developing Markets Trust - Class R
  o Templeton Developing Markets Trust - Advisor Class

IV. The following is added to the section "Organization, Voting Rights and Principal Holders" on page 19:

As of December 3, 2001, the principal shareholders of the Fund, beneficial or of record, were:


Name and Address                Share Class  Percentage (%)
---------------------------------------------------------------

Franklin Templeton Bank &       Advisor      10.12
Trust Trustee for Defined
Contribution Services
Franklin Resources Profit
Sharing Plan
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

As of December 3, 2001, the officers and board members, as a group, owned of record and beneficially less than 14.40% of the outstanding shares of the Advisor Class and less than 1% of the other classes. The board members may own shares in other funds in Franklin Templeton Investments.

V. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 20 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

VI. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 22 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VII. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 23 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1.0% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VIII. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 23 is deleted.

IX. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 23 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

X. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 23 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

XI. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 24:

  o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XII. The following is added under the section "Buying and Selling Shares," beginning on page 20:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XIII. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 27 are replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, the Fund pays Distributors up to 1.00% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XIV. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 28 is replaced with "The Class A, B, C and R plans."

XV. The first paragraph under "Performance" on page 28 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.

XVI. The following information is added to the applicable sections under "Performance" which begins on page 28:


AVERAGE ANNUAL TOTAL RETURN

 The average annual total returns for the indicated periods ended June 30, 2001, were:


                                                SINCE
                                              INCEPTION
               1 YEAR         5 YEARS         (10/16/91)
                 (%)           (%)              (%)
---------------------------------------------------------------
Class A        -23.07        -5.21              2.63

                                                SINCE
                                              INCEPTION
                              1 YEAR          (1/1/99)
                                (%)             (%)
---------------------------------------------------------------
Class B                        -22.21          -0.29

                                                SINCE
                                              INCEPTION
               1 YEAR         5 YEARS          (5/1/95)
                 (%)            (%)              (%)
---------------------------------------------------------------
Class C        -20.51           -4.92          -1.48


CUMULATIVE TOTAL RETURN

The cumulative total returns for the indicated periods ended June 30, 2001, were:

                                               SINCE
                                              INCEPTION
               1 YEAR         5 YEARS         (10/16/91)
                 (%)            (%)              (%)
--------------------------------------------------------------
Class A        -23.07        -23.47             28.63

                                               SINCE
                                              INCEPTION
                              1 YEAR          (1/1/99)
                               (%)              (%)
--------------------------------------------------------------
Class B                      -22.21             -0.72

                                                SINCE
                                               INCEPTION
               1 YEAR         5 YEARS          (5/1/95)
                (%)             (%)              (%)
--------------------------------------------------------------
Class C        -20.51        -22.32%             -8.79



               Please keep this supplement for future reference.


PAGE

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

     (A) DECLARATION OF TRUST

          ( i) Amended and Restated Declaration of Trust /2/

          (ii) Establishment and Designation of Classes of Shares of Beneficial Interest /2/

         (iii) Establishment and Designation of Classes of Shares of Beneficial Interest /4/

          (iv) Establishment and Designation of Classes of Shares of Beneficial Interest

                To be filed by Amendment


     (B) BY-LAWS

          (i) By-Laws /3/

     (C) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

          Not Applicable

     (D) INVESTMENT ADVISORY CONTRACTS

          ( i) Amended and Restated  Investment  Management  Agreement  /3/

          (ii) Addendum dated December 2, 1997 to the Investment Management Agreement /7/

     (E) UNDERWRITING CONTRACTS

           (i) Distribution Agreement /3/

          (ii) Form of Dealer Agreement between Registrant and Franklin Templeton Distributors, Inc. and Securities Dealers dated
                March 1, 1998 /7/

         (iii) Amendment of Dealer Agreement dated May 15, 1998 /7/

     (F) BONUS OR PROFIT SHARING CONTRACTS

          Not Applicable

     (G) CUSTODIAN AGREEMENTS

          ( i) Custody Agreement /3/

         ( ii) Amendment dated March 2, 1998 to the Custody Agreement /7/

         (iii) Amendment No. 2 dated July 23, 1998 to the Custody Agreement /7/


PAGE



     (H) OTHER MATERIAL CONTRACTS

           (i) Amended and Restated Transfer Agent Agreement /5/

          (ii) Fund Administration Agreement /4/

         (iii) Shareholder Sub-Accounting Services Agreement /3/

          (iv) Sub-Transfer Agent Services Agreement /3/

           (v) Form of Amendment to Transfer Agent Agreement dated January 1, 2001 /9/

          (vi) Form of Amendment to Fund Administration Agreement dated January 1, 2001 /9/


     (I) LEGAL OPINION

          (i) Opinion and Consent of Counsel /6/

     (J) OTHER OPINION

          ( i) Consent of Independent Auditors

     (K) OMITTED FINANCIAL STATEMENTS

          Not Applicable

     (L) INITIAL CAPITAL AGREEMENTS

          ( i) Letter concerning initial capital/1/

          (ii) Investment Letter /2/

     (M) RULE 12B-1 PLAN

          ( i) Distribution Plan -- Class A Shares /2/

          ( ii) Distribution Plan -- Class C Shares /2/

          (iii) Distribution Plan -- Class B Shares /9/

          (iv)  Distribution Plan -- Class R Shares dated [ ]

                 To be filed by Amendment


     (N) RULE 18F-3 PLAN

          (i) Amended and Restated Multi Class Plan dated [ ]

                To be filed by Amendment


     (P) CODE OF ETHICS

          (i) Code of Ethics /9/

     (Q) POWER OF ATTORNEY

          (i) Powers of Attorney dated December 4, 2001


PAGE



---------------------
1. Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on September 19, 1991.

2. Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on April 28, 1995.

3. Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on April 29, 1996.

4. Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on December 31, 1996.

5. Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on April 30, 1997.

6. Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on February 27, 1998.

7. Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on December 30, 1998.

8. Previously filed with Post-Effective Amendment No. 12 to the Registration Statement on April 28, 2000.

9. Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on April 27, 2001.

PAGE



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          NONE.

ITEM 25.  INDEMNIFICATION.

          Reference is made to Article IV of the Registrant's Declaration of Trust, which is filed herewith.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT

          (a) Templeton Asset Management Ltd.

          The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

          For additional information please see Part B and Schedules A and D of Form ADV of the Trust's Investment Manager (SEC File 801-46997), incorporated herein by reference, which sets forth the officers and directors of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS

             (a) Franklin Templeton Distributors, Inc.("Distributors") also acts as principal underwriter of shares of:

                           Templeton Capital Accumulator Fund, Inc.
                           Templeton Funds, Inc.
                           Templeton Global Investment Trust
                           Templeton Global Opportunities Trust
                           Templeton Global Smaller Companies Fund, Inc. Templeton Growth Fund, Inc.
                           Templeton Income Trust
                           Templeton Institutional Funds, Inc.

                           Franklin California Tax Free Income Fund, Inc. Franklin California Tax Free Trust
                           Franklin Custodian Funds, Inc.
                           Franklin Federal Money Fund
                           Franklin Federal Tax-Free Income Fund
                           Franklin Floating Rate Master Trust
                           Franklin Floating Rate Trust
                           Franklin Global Trust
                           Franklin Gold and Precious Metals Fund
                           Franklin Growth and Income Fund
                           Franklin High Income Trust
                           Franklin Investors Securities Trust
                           Franklin Managed Trust
                           Franklin Money Fund
                           Franklin Mutual Series Fund Inc.
                           Franklin Municipal Securities Trust
                           Franklin New York Tax-Free Income Fund
                           Franklin New York Tax-Free Trust
                           Franklin Real Estate Securities Fund
                           Franklin Strategic Mortgage Portfolio
                           Franklin Strategic Series
                           Franklin Tax Exempt Money Fund
                           Franklin Tax-Free Trust
                           Franklin Templeton Fund Allocator Series
                           Franklin Templeton Global Trust
                           Franklin Templeton International Trust
                           Franklin Templeton Money Fund Trust
                           Franklin Templeton Variable Insurance Products Trust Franklin Value Investors Trust
                           Institutional Fiduciary Trust

     (b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

     (c) Registrant's principal underwriter is an affiliated person of affilated person of the Registrant.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules thereunder are located at 500 East Broward Boulevard. Fort Lauderdale, Florida 33394. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and Franklin Resources, Inc., One Franklin Parkway, San Mateo, California 94403-1906.

ITEM 29.  MANAGEMENT SERVICES

     There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS.

     Not Applicable.


PAGE


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo and the State of California, on the 18th day of December 2001.

                                         TEMPLETON DEVELOPING MARKETS TRUST

                                          By:/s/DAVID P. GOSS
                                             ---------------------------------
                                             David P. Goss, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                           TITLE                      DATE
----------------------------------------------------------------------------

J. MARK MOBIUS*
-----------------------
J. Mark Mobius                  President (Chief        December 18 , 2001
                                Executive Officer)


BRUCE S. ROSENBERG*
----------------------
Bruce S. Rosenberg              Treasurer (Chief        December 18, 2001
                                Financial and
                                Accounting Officer)
CHARLES B. JOHNSON*
-----------------------
Charles B. Johnson              Trustee                 December 18, 2001


CHARLES E. JOHNSON*
------------------------
Charles E. Johnson              Trustee                 December 18, 2001


NICHOLAS F. BRADY*
----------------------
Nicholas F. Brady               Trustee                 December 18, 2001

FRED R. MILLSAPS*
--------------------
Fred R. Millsaps                Trustee                 December 18, 2001



BETTY P. KRAHMER*
--------------------
Betty P. Krahmer                Trustee                 December 18, 2001


CONSTANTINE DEAN
  TSERETOPOULOS*
-------------------
Constantine Dean                Trustee                 December 18, 2001
  Tseretopoulos*


FRANK  J. CROTHERS*
---------------------
Frank J. Crothers               Trustee                 December 18, 2001


HARRIS J. ASHTON*
--------------------
Harris J. Ashton                Trustee                 December 18, 2001


S. JOSEPHA FORTUNATO*
----------------------
S. Joseph Fortunato             Trustee                 December 18, 2001


ANDREW H. HINES, JR.*
------------------------
Andrew H. Hines, Jr.            Trustee                 December 18, 2001


EDITH E. HOLIDAY*
--------------------
Edith E. Holiday                Trustee                 December 18, 2001


GORDON S. MACKLIN*
---------------------
Gordon S. Macklin               Trustee                 December 18, 2001




*By: /s/DAVID P. GOSS
    --------------------------
     David P. Goss
     Attorney-in-Fact
     (Pursuant to Powers of Attorney filed herewith).



PAGE


                       TEMPLETON DEVELOPING MARKETS TRUST
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NUMBER                      DESCRIPTION                                   LOCATION

EX-99.(a)(i)          Amended and Restated Declaration of Trust                       *

EX-99.(a)(ii)         Establishment and Designation of Classes of Shares of           *
                      Beneficial Interest

EX-99.(a)(iii)        Establishment and Designation of Classes of Shares of           *
                      Beneficial Interest

EX-99.(a)(iv)         Establishment and Designation of Classes of Shares              **
                      of Beneficial Interest

EX-99.(b)(i)          By-Laws of Templeton Developing Markets Trust                   *

EX-99.(d)(i)          Amended and Restated Investment Management Agreement            *

EX-99.(d)(ii)         Addendum dated December 2, 1997 to the Investment               *
                      Management Agreement

EX-99.(e)(i)          Distribution Agreement                                          *

EX-99.(e)(ii)         Form of Dealer Agreement between Registrant and                 *
                      Franklin Templeton Distributors, Inc. and Securities
                      Dealers

EX-99.(e)(iii)        Amendment of Dealer Agreement                                   *

EX-99.(g)(i)          Custody Agreement                                               *

EX-99.(g)(ii)         Amendment dated March 2, 1998 to the Custody
                      Agreement                                                       *

EX-99.(g)(iii)        Amendment No.2 dated July 23, 1998 to the Custody               *
                      Agreement

EX-99.(h)(i)          Amended and Restated Transfer Agent Agreement                   *

EX-99.(h)(ii)         Fund Administration Agreement                                   *

EX-99.(h)(iii)        Shareholder Sub-Accounting Services Agreement                   *

EX-99.(h)(iv)         Sub-Transfer Agent Services Agreement                           *

EX-99.(h)(v)          Form of Amendment to Transfer Agent Agreement dated
                      January 1, 2001                                                 *

EX-99.(h)(vi)         Form of Amendment to Fund Administration Agreement dated        *
                      January 1, 2001

EX-99.(i)(i)          Opinion and Consent Counsel                                     *

EX-99.(j)(i)          Consent of Independent Auditors                                 Attached

EX-99.(l)(i)          Letter concerning initial capital                               *

EX-99.(l)(ii)         Investment Letter                                               *

EX-99.(m)(i)          Distribution Plan - Class A Shares                              *

EX-99.(m)(ii)         Distribution Plan - Class C Shares                              *

EX-99.(m)(iii)        Distribution Plan - Class B Shares                              *

EX-99.(m)(iii)        Distribution Plan - Class R Shares                              **

EX-99.(o)(i)          Amended and Restated Multi-Class Plan dated [ ]                 **

EX-99.(p)(i)          Code of Ethics                                                  *

EX-99.(q)(i)          Power of Attorney dated December 4, 2001                        Attached

* Incorporated by reference.
** To be filed by amendment.